Cover Page	6 Months Ended
May 31, 2023
Document Information [Line Items]
Entity Registrant Name	KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
Document Type	N-CSR
Amendment Flag	false
Entity Central Index Key	0001500096
Document Period End Date	May 31, 2023